                                                             INSTITUTIONAL MONEY
                                                                    MARKET FUNDS
                                                              SEMI-ANNUAL REPORT
                                      For the six months ended December 31, 1998


                                                 TREASURY ONLY MONEY MARKET FUND



                                                    GOVERNMENT MONEY MARKET FUND













                                                                          [LOGO]
                                                                THE ONE GROUP(R)
                                                                ----------------
                                                          FAMILY OF MUTUAL FUNDS

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:


              o are not deposits or obligations of, or guaranteed by,
                BANK ONE CORPORATION or any of its affiliates,
              o are not insured by the FDIC, and                    [FDIC LOGO]
              o are subject to investment risks, including possible
                loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

Portfolio Performance Review...................................................2

Schedules of Portfolio Investments.............................................4

Statements of Assets and Liabilities...........................................6

Statements of Operations.......................................................7

Statements of Changes in Net Assets............................................8

Notes to Financial Statements..................................................9

Financial Highlights..........................................................12

Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

ECONOMY CONTINUES TO GROW
The economy continued to grow at a solid pace during the second half of 1998, primarily due to robust consumer spending and the Federal Reserve's aggressive interest rate cuts. Third-quarter real GDP (Gross Domestic Product) growth reached 3.7%, and, while final numbers were not released as of this writing, it appears that fourth-quarter growth was approximately 4.0%. For the entire year, we expect GDP growth was 3.8%.

Employment growth also remained strong in the second half of the year, as non-farm payrolls grew by 1.4 million. Furthermore, employment growth actually accelerated in the final three months of the year. The unemployment rate ended the year at 4.3%, the lowest in more than 28 years.

INFLATION BARELY A FACTOR
Inflation, as measured by the Consumer Price Index, continued inching along at a favorable pace, increasing by only 1.8% (annualized) during the final six months of 1998. For all of 1998, inflation increased 1.6%.

Low inflation paved the way for lower interest rates, which were instrumental in the financial markets' strong performance in the final few months of the year.

FED TAKES ACTION
A key event of 1998's second half was the emerging markets crisis, which was sparked by the Russian default and currency devaluation on August 18. This crisis led to a dramatic risk aversion in the financial markets, as credit spreads widened to recessionary levels.

These events eventually resulted in three short-term rate cuts by the Federal Reserve--one quarter-point cut in September, one in October and one in November. The federal funds rate ended the year at 4.75%, down from 5.50% in mid-1998. Long-term rates also came down, with the 30-year U.S. Treasury bond yielding 5.09% at year-end, compared to 5.63% on June 30 and 5.92% on December 31, 1997.

The equity and fixed income markets responded enthusiastically to the Fed's accommodative monetary policy stance. On the equity side, the S&P 500 Index posted strong gains during the last four months of the year. For the bond market, the Fed's rate cuts helped restore some "normalcy" and investors showed renewed confidence in non-Treasury sectors.

TRADE PROBLEMS MEAN SLOWER GROWTH IN STORE
We believe economic growth should slow down in 1999, as the trade deficit widens and consumer spending relaxes from its current unsustainable level. Our forecast is for 2.0% real GDP growth in 1999.

The contagion effects resulting from the current financial crisis in Brazil will serve to widen the U.S. trade deficit, contributing to slower overall growth. While Brazil accounts for only 2.3% of U.S. exports, the country serves as the linchpin for all of Latin America, accounting for nearly 50% of the total Latin American economy. Because the region as a whole accounts for nearly 20% of all U.S. exports, our trade deficit should continue to widen as Latin America weakens.

Furthermore, Japan probably will continue to experience negative growth in 1999, putting additional pressure on U.S. exports. At the same time, imports should increase dramatically, as troubled countries try to strengthen their economies by selling their goods to other countries, such as the United States.

POSITIVE FORCES REMAIN IN PLACE
We think the Fed will lower short-term interest rates once or perhaps twice before the end of 1999. With economic growth slowing and the Fed in an easing mode, long-term rates should come down as well. Our forecast for the 30-year Treasury bond yield is 4.75% by year-end.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

Falling interest rates along with continued low inflation should continue to promote positive performance for the financial markets. We believe there is no chance of recession developing in the near term. In fact, we are confident that the current expansion will last well into the year 2000, which would make this expansion the longest in U.S. history.

/s/ Anthony Chan
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors Corporation

Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Treasury Only Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------   ------------------------------------  ----------
U.S. TREASURY OBLIGATIONS (99.9%):
U.S. Treasury Bills (79.2%):
$ 35,378    1/7/99..............................  $   35,350
 493,265    1/21/99 (b).........................     492,046
  53,706    1/28/99 (b).........................      53,542
   1,500    2/4/99..............................       1,494
  40,430    2/11/99.............................      40,227
  64,625    2/18/99.............................      64,252
  50,000    3/25/99.............................      49,503
  50,000    4/1/99..............................      49,454
  23,000    6/15/99.............................      22,535
                                                  ----------
                                                     808,403
                                                  ----------

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------   ------------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (20.7%):
$125,000    5.88%, 1/31/99......................  $  125,108
  50,000    5.88%, 2/28/99......................      50,075
  17,994    5.88%, 3/31/99 (b)..................      18,011
  10,000    7.00%, 4/15/99......................      10,039
   7,875    5.63%, 10/31/99.....................       7,949
                                                  ----------
                                                     211,182
                                                  ----------
  Total U.S. Treasury Obligations                  1,019,585
                                                  ----------
Total (Amortized Cost $1,019,585) (a)             $1,019,585
                                                  ==========

------------

Percentages indicated are based on net assets of $1,020,360.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) A portion of this security was loaned as of December 31, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (68.1%):
Federal Farm Credit Bank (1.4%):
$ 20,000    5.50%, 4/1/99 (b)...................  $   19,992
  25,000    5.50%, 8/3/99.......................      24,986
                                                  ----------
                                                      44,978
                                                  ----------
Federal Home Loan Bank (25.7%):
  50,000    5.75%, 1/4/99.......................      49,976
  48,000    4.87%, 1/22/99......................      47,864
  50,000    4.97%, 2/3/99.......................      49,772
 300,000    4.89%, 2/17/99......................     298,080
 100,000    4.89%, 2/19/99......................      99,333
  40,000    5.55%, 3/23/99......................      39,998
  25,000    5.56%, 3/25/99......................      24,995
  54,000    5.50%, 3/26/99......................      53,986
  45,000    5.63%, 4/9/99.......................      44,993
  20,000    5.63%, 5/5/99.......................      19,996
  25,000    5.54%, 7/15/99......................      24,992
  25,000    5.57%, 8/3/99.......................      24,989
  22,000    5.07%, 8/12/99*.....................      21,992
                                                  ----------
                                                     800,966
                                                  ----------
Federal Home Loan Mortgage Corp. (19.1%):
 150,000    4.99%, 1/29/99......................     149,413
 100,000    5.02%, 2/12/99......................      99,413
 150,000    3.33%, 3/5/99.......................     148,688
 125,000    4.96%, 3/10/99......................     123,827
  50,000    4.97%, 3/17/99......................      49,482
  25,000    5.54%, 8/13/99......................      24,992
                                                  ----------
                                                     595,815
                                                  ----------
Federal National Mortgage Assoc. (15.7%):
  50,000    5.74%, 1/4/99.......................      49,976
 100,000    4.96%, 2/5/99.......................      99,517
  10,000    5.38%, 2/9/99.......................       9,998
  20,000    5.41%, 2/23/99......................      19,997
  50,000    4.96%, 2/23/99......................      49,635
  25,000    5.37%, 2/26/99......................      24,991
  50,000    5.03% 3/3/99*.......................      49,952
  40,000    5.04%, 3/16/99*.....................      39,996
  14,000    5.45%, 4/15/99......................      13,991
  50,000    5.34%, 4/23/99......................      49,169
  50,000    5.63%, 5/5/99.......................      49,981
   4,000    4.69%, 6/2/99*......................       4,000
  20,000    4.69%, 7/26/99*.....................      20,000
  10,000    4.69%, 9/22/99*.....................      10,000
                                                  ----------
                                                     491,203
                                                  ----------

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Student Loan Marketing Assoc. (6.2%):
$100,000    6.00%, 1/4/99.......................  $   99,950
  10,000    4.85%, 1/13/99*.....................      10,000
  10,000    4.86%, 8/2/99*......................       9,999
  75,000    5.31%, 11/24/99*....................      74,985
                                                  ----------
                                                     194,934
                                                  ----------
  Total U.S. Government Agency Securities          2,127,896
REPURCHASE AGREEMENTS (32.1%):
 100,000    Goldman Sachs, 5.05%, 1/4/99
              (Collateralized by $281,714
              various U.S. Government
              Securities, 5.02% - 8.27%, 7/1/17
              - 5/1/36, market value
              $102,000).........................     100,000
 590,369    Lehman Brothers, 5.10%, 1/4/99
              (Collateralized by $594,028
              various U.S. Government
              Securities, 4.90% - 7.78%, 2/12/99
              - 3/19/18, market value
              $602,090).........................     590,369
 200,000    Societe Generale, 5.10%, 1/4/99
              (Collateralized by $284,145
              various U.S. Government
              Securities, 6.13% - 7.50%, 5/15/23
              - 4/1/34, market value
              $207,470).........................     200,000
 115,000    Westdeutsche Landesbank, 4.87%,
              1/4/99 (Collateralized by $114,450
              various U.S. Treasury Notes, 5.38%
              - 5.88%, 1/31/00 - 11/30/01,
              market value $118,417)............     115,000
                                                  ----------
  Total Repurchase Agreements                      1,005,369
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (0.2%):
Repurchase Agreements (0.2%):
   7,258    Lehman Brothers, 5.10%, 1/4/99
              (Collateralized by $7,189 various
              U.S. Government Securities, 7.80%
              - 15.42%, 9/25/20 - 4/25/24,
              market value $7,477)..............       7,258
                                                  ----------
  Total Short-Term Securities Held as Collateral       7,258
                                                  ----------
Total (Amortized Cost $3,140,523) (a)             $3,140,523
                                                  ==========

---------------

Percentages indicated are based on net assets of $3,127,588.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) A portion of this security was loaned as of December 31, 1998.
 * Securities having interest rates that reset weekly based on the U.S. Treasury Bill auctions. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1998
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                              TREASURY ONLY    GOVERNMENT
                                                              MONEY MARKET    MONEY MARKET
                                                                  FUND            FUND
                                                              -------------   ------------
ASSETS:
Investments, at amortized cost..............................   $1,019,585      $2,127,896
Repurchase agreements, at cost..............................           --       1,012,627
                                                               ----------      ----------
     Total..................................................    1,019,585       3,140,523
Cash........................................................            1              --
Interest receivable.........................................        4,550           8,521
Prepaid expenses and other assets...........................           12              98
                                                               ----------      ----------
TOTAL ASSETS................................................    1,024,148       3,149,142
                                                               ----------      ----------
LIABILITIES:
Dividends payable...........................................        3,596          13,927
Payable for return of collateral received for securities on
  loan......................................................           --           7,258
Accrued expenses and other payables:
     Investment advisory fees...............................           65             227
     Administration fees....................................           41             142
     Other..................................................           86              --
                                                               ----------      ----------
TOTAL LIABILITIES...........................................        3,788          21,554
                                                               ----------      ----------
NET ASSETS:
Capital.....................................................    1,020,411       3,127,670
Accumulated undistributed net realized gains (losses) from
  investment transactions...................................          (51)            (82)
                                                               ----------      ----------
NET ASSETS..................................................   $1,020,360      $3,127,588
                                                               ==========      ==========
Outstanding shares of beneficial interest...................    1,020,435       3,127,670
                                                               ==========      ==========
NET ASSET VALUE:
  Offering and redemption price per share...................   $     1.00      $     1.00
                                                               ==========      ==========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                    FOR THE YEAR ENDED DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

                                                                TREASURY ONLY   GOVERNMENT
                                                                    MONEY         MONEY
                                                                   MARKET         MARKET
                                                                    FUND           FUND
                                                                -------------   ----------
INVESTMENT INCOME:
Interest income.............................................       $20,828       $96,888
Income from securities lending..............................           153            13
                                                                   -------       -------
Total Income................................................        20,981        96,901
                                                                   -------       -------
EXPENSES:
Investment advisory fees....................................           342         1,437
Administration fees.........................................           214           898
Custodian and accounting fees...............................            22            82
Legal and audit fees........................................            19            39
Trustees' fees and expenses.................................             8            24
Transfer agent fees.........................................            10             6
Registration and filing fees................................            79           521
Printing costs..............................................             8            23
Other.......................................................            25            23
                                                                   -------       -------
Total Expenses..............................................           727         3,053
                                                                   -------       -------
Net Investment Income.......................................        20,254        93,848
                                                                   -------       -------
REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from investment transactions....            42            40
                                                                   -------       -------
Change in net assets resulting from operations..............       $20,296       $93,888
                                                                   =======       =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                   TREASURY ONLY                   GOVERNMENT
                                                   MONEY MARKET                   MONEY MARKET
                                                       FUND                           FUND
                                            ---------------------------    ---------------------------
                                             SIX MONTHS        YEAR         SIX MONTHS        YEAR
                                               ENDED           ENDED          ENDED           ENDED
                                            DECEMBER 31,     JUNE 30,      DECEMBER 31,     JUNE 30,
                                                1998           1998            1998           1998
                                            ------------    -----------    ------------    -----------
                                            (UNAUDITED)                    (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income..............    $    20,254     $    33,556    $    93,848     $   118,890
     Net realized gains (losses) from
       investment transactions..........             42              (1)            40              62
                                            -----------     -----------    -----------     -----------
Change in net assets resulting from
  operations............................         20,296          33,555         93,888         118,952
                                            -----------     -----------    -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income.........        (20,254)        (33,556)       (93,848)       (118,890)
                                            -----------     -----------    -----------     -----------
Change in net assets from shareholder
  distributions.........................        (20,254)        (33,556)       (93,848)       (118,890)
                                            -----------     -----------    -----------     -----------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued........      1,475,266       2,224,094      4,716,120      10,068,682
     Proceeds from shares issued in
       acquisition......................         69,923              --             --              --
     Dividends reinvested...............          1,174           2,709          7,357          16,460
     Cost of shares redeemed............     (1,245,615)     (1,988,092)    (5,308,181)     (7,456,390)
                                            -----------     -----------    -----------     -----------
Change in net assets from share
  transactions..........................        300,748         238,711       (584,704)      2,628,752
                                            -----------     -----------    -----------     -----------
Change in net assets....................        300,790         238,710       (584,664)      2,628,814
NET ASSETS:
     Beginning of period................        719,570         480,860      3,712,252       1,083,438
                                            -----------     -----------    -----------     -----------
     End of period......................    $ 1,020,360     $   719,570    $ 3,127,588     $ 3,712,252
                                            ===========     ===========    ===========     ===========
SHARE TRANSACTIONS:
     Issued.............................      1,475,289       2,224,095      4,716,120      10,068,682
     Issued in acquisition..............         69,923              --             --              --
     Reinvested.........................          1,174           2,710          7,357          16,459
     Redeemed...........................     (1,245,614)     (1,988,092)    (5,308,181)     (7,456,390)
                                            -----------     -----------    -----------     -----------
Change in shares........................        300,772         238,713       (584,704)      2,628,751
                                            ===========     ===========    ===========     ===========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1998
(Unaudited)

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Treasury Only Money Market Fund and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only. The Funds are diversified mutual funds and are not offered in multiple classes.

   The Funds' investment objectives are as follows:

      FUND                                  OBJECTIVE
      ----                                  ---------
      Treasury Only Money Market Fund       High current income with liquidity and stability of
                                             principal.
      Government Money Market Fund          High current income with liquidity and stability of
                                             principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     REPURCHASE AGREEMENTS

     The Government Money Market Fund may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     SECURITY LENDING

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

     securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1998, the following Funds had securities with the following amortized cost on loan (amounts in thousands):

                                                                      AMORTIZED     AMORTIZED    AMORTIZED
                                                                         COST         COST          COST
                                                                       OF CASH     OF NON-CASH   OF LOANED
                                                                      COLLATERAL   COLLATERAL    SECURITIES
                                                                      ----------   -----------   ----------
         Treasury Only Money Market Fund............................         --      195,375       192,000
         Government Money Market Fund...............................      7,258           --         7,236

     The loaned securities were fully collateralized by cash and U.S. Government securities as of December 31, 1998.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net investment income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Class I, Class A, Class B, Class C and Service Class. Prior to November 1, 1998, Class I was known as Fiduciary Class. Currently, the Trust consists of thirty-four active Funds, and not all Funds offer all classes of shares. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

4. INVESTMENT ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS:

   The Trust and Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive a fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of each Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of each Fund's average daily net assets. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The One Group Services Company (the "Distributor") and the Trust are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. No compensation is paid to the Distributor for distribution services for the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

5. REORGANIZATION:

   The Trust entered an Agreement and Plan of Reorganization and Liquidation ("the Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a fund of The One Group in exchange for shares of the corresponding Fund of The One Group. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on August 10, 1998 following approval by shareholders of The Marquis Funds at a special Shareholder Meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except per share amounts):

                                                      BEFORE REORGANIZATION              AFTER
                                                ----------------------------------   REORGANIZATION
                                                                         TREASURY    --------------
                                                MARQUIS INSTITUTIONAL   ONLY MONEY      TREASURY
                                                        MONEY             MARKET       ONLY MONEY
                                                     MARKET FUND           FUND       MARKET FUND
                                                ---------------------   ----------   --------------
   Shares.....................................          69,923            743,308        813,231
   Net assets.................................        $ 69,923           $743,224       $813,147

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         TREASURY ONLY MONEY MARKET FUND
                                    --------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                            YEAR ENDED JUNE 30,
                                    DECEMBER 31,      --------------------------------------------------------
                                        1998            1998        1997       1996       1995        1994
                                    ------------      ---------   --------   --------   --------   -----------
                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................     $    1.000       $   1.000   $  1.000   $  1.000   $  1.000    $  1.000
                                     ----------       ---------   --------   --------   --------    --------
Investment Activities:
  Net investment income.........          0.024           0.052      0.051      0.052      0.051       0.032
                                     ----------       ---------   --------   --------   --------    --------
Distributions:
  Net investment income.........         (0.024)         (0.052)    (0.051)    (0.052)    (0.051)     (0.032)
                                     ----------       ---------   --------   --------   --------    --------
NET ASSET VALUE,
  END OF PERIOD.................     $    1.000       $   1.000   $  1.000   $  1.000   $  1.000    $  1.000
                                     ==========       =========   ========   ========   ========    ========
Total Return....................           2.43%(a)        5.30%      5.24%      5.38%      5.22%       3.23%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).......................     $1,020,360       $ 719,570   $480,860   $415,961   $288,697    $217,725
  Ratio of expenses to average
    net assets..................           0.17%(b)        0.15%      0.15%      0.17%      0.20%       0.15%
  Ratio of net investment income
    to average net assets.......           4.74%(b)        5.18%      5.12%      5.23%      5.14%       3.23%
  Ratio of expenses to average
    net assets *................           0.17%(b)        0.15%      0.15%      0.17%      0.21%       0.22%
  Ratio of net investment income
    to average net assets *.....           4.74%(b)        5.18%      5.12%      5.23%      5.13%       3.16%

---------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         GOVERNMENT MONEY MARKET FUND
                                 -----------------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                              YEAR ENDED JUNE 30,
                                 DECEMBER 31,      -----------------------------------------------------------
                                     1998             1998         1997        1996       1995        1994
                                 ------------      ----------   ----------   --------   --------   -----------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................    $      1.000      $    1.000   $    1.000   $  1.000   $  1.000    $  1.000
                                 ------------      ----------   ----------   --------   --------    --------
Investment Activities:
  Net investment income......           0.026           0.055        0.053      0.055      0.053       0.033
                                 ------------      ----------   ----------   --------   --------    --------
Distributions:
  Net investment income......          (0.026)         (0.055)      (0.053)    (0.055)    (0.053)     (0.033)
                                 ------------      ----------   ----------   --------   --------    --------
NET ASSET VALUE,
  END OF PERIOD..............    $      1.000      $    1.000   $    1.000   $  1.000   $  1.000    $  1.000
                                 ============      ==========   ==========   ========   ========    ========
Total Return.................            2.66%(a)        5.64%        5.43%      5.61%      5.41%       3.40%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)....................    $  3,127,588      $3,712,252   $1,083,438   $855,613   $720,699    $692,253
  Ratio of expenses to
    average net assets.......            0.17%(b)        0.15%        0.14%      0.18%      0.21%       0.11%
  Ratio of net investment
    income to average net
    assets...................            5.22%(b)        5.48%        5.31%      5.46%      5.28%       3.41%
  Ratio of expenses to
    average net assets *.....            0.17%(b)        0.15%        0.14%      0.18%      0.22%       0.20%
  Ratio of net investment
    income to average net
    assets *.................            5.22%(b)        5.48%        5.31%      5.46%      5.27%       3.32%

---------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

Important Customer Information.
Please Read:

Shares of The One Group:
o are not deposits or obligations
  of, or guaranteed by, BANK ONE
  CORPORATION or its affiliates
o are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state
o are subject to investment risks,
  including possible loss of the
  principal amount invested

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANK ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANK ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com.

For more complete information on
any of The One Group Funds, including
management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the prospectus carefully
before investing.




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INVESTMENT
ADVISORS
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